Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Real Estate Index ETF	Nov. 29, 2023
Fidelity MSCI Real Estate Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(26.14%)
Past 5 years	3.96%
Since Inception	4.14%	[1]
Fidelity MSCI Real Estate Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(26.97%)
Past 5 years	2.64%
Since Inception	2.69%	[1]
Fidelity MSCI Real Estate Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.29%)
Past 5 years	2.59%
Since Inception	2.60%	[1]
IXWN4
Average Annual Return:
Past 1 year	(26.13%)
Past 5 years	4.09%
Since Inception	4.24%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.53%	[1]

[1]	AFrom February 2, 2015.